Note 19 - Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2015
Note 19 - Stock Options and Nonvested Shares (Tables) [Line Items]
Schedule of Nonvested Share Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant/ modification date fair value	Aggregate intrinsic value
At the beginning of year 2014	1,900,445	$0.252	$2,390,760

Granted	1,099,555	$0.82	$901,635
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2014	3,000,000	$1.064	$3,192,000

Granted	-
Vested	3,000,000	$0.82	2,460,000
Forfeited	-	-	-

At the end of year 2015	3,000,000	$1.082	$3,246,000

2004 Stock Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Years ended December 31, 2013

Weighted average risk free rate of return	1.40%
Weighted average expected option life (in years)	6.14
Expected volatility rate	76.67%
Dividend yield	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2013		2014		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	11,144,998	$0.93	24,505,348	$0.54	21,326,160	$0.57
Granted	14,000,000	0.25	-	-	-	-
Exercised	(190,250)	0.16	(1,164,300)	0.54	(2,205,600)	0.22
Forfeited	(449,400)	1.25	(2,014,888)	0.27	(1,787,800)	1.18
Outstanding at end of year	24,505,348	$0.54	21,326,160	$0.57	17,332,760	$0.55
Shares exercisable at end of year	10,500,548	$0.93	14,070,240	$0.73	14,513,528	$0.61

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015
$1.07	700,000				700,000
$0.96	2,268,000				2,268,000
$1.318	53,600				53,600
$1.26	413,360				413,360
$1.648	10,000				10,000
$1.426	2,091,000				2,091,000
$1.43	50,000				50,000
$0.25	11,746,800				8,927,568
	17,332,760	5.85	$0.55	$12,412,802	14,513,528	$0.61	$9,616,123

2014 Stock Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years ended December 31,
	2014			2015
Weighted average risk free rate of return	1.39%	-	1.62%	1.32%
Weighted average expected option life (in years)	6.82	-	6.87	6.86
Expected volatility rate	77.74%	-	79.37%	77.81%
Dividend yield		-		-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2014		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	-	$-	1,860,000	$0.89
Granted	1,960,000	0.90	120,000	0.87
Exercised	-	-	(3,600)	0.92
Forfeited	(100,000)	0.88	(741,400)	0.89
Outstanding at end of year	1,860,000	$0.89	1,235,000	$0.88
Shares exercisable at end of year	-	-	480,200	$0.89

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015

$0.878	985,000				433,400
$0.92	30,000				10,800
$1.03	50,000				18,000
$1.04	50,000				18,000
$0.87	120,000				-
	1,235,000	8.70	$0.88	$433,540	480,200	$0.89	$168,688